Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 11,985	$ 12,595
Costs and expenses
Cost of sales (notes 5 and 7)	7,089	7,417
General and administrative expenses (note 11)	151	185
Exploration, evaluation and project expenses (notes 5 and 8)	287	295
Impairment reversals (note 10)	(63)	(269)
Loss on currency translation	29	50
Closed mine rehabilitation (note 27b)	18	90
Income from equity investees (note 16)	(446)	(288)
Other (income) expense (note 9)	(67)	(178)
Income before finance items and income taxes	4,987	5,293
Finance costs, net (note 14)	(355)	(347)
Income before income taxes	4,632	4,946
Income tax expense (note 12)	1,344	1,332
Net income	3,288	3,614
Attributable to:
Equity holders of Barrick Gold Corporation	2,022	2,324
Non-controlling interests (note 32)	$ 1,266	$ 1,290
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Net income, Basic (in USD per share)	$ 1.14	$ 1.31
Net income, Diluted (in USD per share)	$ 1.14	$ 1.31